Property and Equipment - Cost (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CLP ($)	Dec. 31, 2016 CLP ($)	Dec. 31, 2015 CLP ($)
Reconciliation of changes in Property and equipment
Property, plant and equipment at beginning of period		$ 219,082
Impairment loss		(166)	$ (274)	$ (204)
Property, plant and equipment at end of period	$ 351,395	216,259	219,082
Charge-off provisions for Property and Equipment		163	229
Gross Balance
Reconciliation of changes in Property and equipment
Property, plant and equipment at beginning of period		532,913	508,000
Additions		23,224	27,819
Disposals/write-downs		(7,785)	(2,861)
Accumulated depreciation		(332,090)	(313,831)
Impairment loss		(3)	(45)
Property, plant and equipment after considering accumulated depreciation		216,259	219,082
Property, plant and equipment at end of period			532,913	508,000
Gross Balance | Land and Buildings
Reconciliation of changes in Property and equipment
Property, plant and equipment at beginning of period		302,187	292,166
Additions		10,606	10,174
Disposals/write-downs		(1,365)	(138)
Accumulated depreciation		(142,768)	(134,900)
Impairment loss			(15)
Property, plant and equipment after considering accumulated depreciation		168,660	167,287
Property, plant and equipment at end of period			302,187	292,166
Gross Balance | Equipment
Reconciliation of changes in Property and equipment
Property, plant and equipment at beginning of period		180,322	167,874
Additions		8,898	14,105
Disposals/write-downs		(4,851)	(1,653)
Accumulated depreciation		(148,006)	(139,277)
Impairment loss			(4)
Property, plant and equipment after considering accumulated depreciation		36,363	41,045
Property, plant and equipment at end of period			180,322	167,874
Gross Balance | Other
Reconciliation of changes in Property and equipment
Property, plant and equipment at beginning of period		50,404	47,960
Additions		3,720	3,540
Disposals/write-downs		(1,569)	(1,070)
Accumulated depreciation		(41,316)	(39,654)
Impairment loss		(3)	(26)
Property, plant and equipment after considering accumulated depreciation		$ 11,236	10,750
Property, plant and equipment at end of period			$ 50,404	$ 47,960